Segment Information (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014 segment	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Sep. 27, 2014 MW	Mar. 30, 2013	Sep. 28, 2013	Dec. 31, 2010
Segment Information
Number of reportable segments	6
Segment Information
One-time Federal blender's credits recognized as revenue	$ 15,450,000			$ 15,450,000		$ 11,260,000
Income (loss) from affiliates	35,356,000	(10,292,000)	30,707,000
Gain on sale of assets	4,953,000
Bakery business | Democratic Republic of Congo
Segment Information
Remaining percent of ownership							50.00%	50.00%
Pork segment
Segment Information
Remaining percent of ownership	50.00%			50.00%	50.00%
One-time Federal blender's credits recognized as revenue	15,450,000			15,450,000		11,260,000
Income (loss) from affiliates	3,690,000
Pork segment | Triumph
Segment Information
Percentage of ownership interest sold					50.00%
Commodity Trading and Milling
Segment Information
Income (loss) from affiliates	(23,740,000)	(639,000)	10,467,000
Commodity Trading and Milling | Bakery business | Democratic Republic of Congo
Segment Information
Write-down in loss from affiliate				10,772,000
Power
Segment Information
Capacity of power facility leased (in megawatts)					72
Portion of sales price remaining in escrow					1,500,000
Gain on sale of assets					4,953,000
Turkey
Segment Information
Income (loss) from affiliates	54,668,000	(10,267,000)	20,152,000
Operating income (loss)	140,990,000	4,892,000	65,694,000
Turkey | Butterball, LLC
Segment Information
Proportionate share of impairment charges of fixed assets recognized in loss from affiliate		$ (3,662,000)